Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 8, 2015

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
PIA BBB Bond Fund (S000005064)
PIA MBS Bond Fund (S000005067)
PIA High Yield (MACS) Fund (S000029825)
PIA High Yield Fund (S000029824)
PIA Short-Term Securities Fund (S000005065)
PIA Short Duration Bond Fund (S000038165)

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, PIA BBB Bond Fund, PIA MBS Bond Fund, PIA High Yield (MACS) Fund, PIA High Yield Fund, PIA Short-Term Securities Fund and PIA Short Duration Bond Fund is Post-Effective Amendment (“PEA”) No. 650 under the 1933 Act and Amendment No. 652 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.  This PEA No. 650 hereby incorporates Parts A, B and C from the Trust’s PEA No. 649 on Form N-1A filed March 30, 2015.  This PEA No. 650 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 649 (Accession No. 0000894189-15-001580) to the Trust’s Registration Statement.

If you have any questions concerning the foregoing, please contact the undersigned at (414) 765-6611.

Very truly yours,

/s/ Michelle M. Nelson
Michelle M. Nelson, Esq.
Secretary
Advisors Series Trust

Enclosures